UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/11

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Stock Index Fund, Inc.

SEMIANNUAL REPORT June 30, 2011

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
30	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Stock Index Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, Inc., covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. As a result, U.S. stocks generally produced only modest gains over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Thomas J. Durante, Karen Q.Wong and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Stock Index Fund’s Initial shares produced a total return of 5.95%, and its Service shares produced a total return of 5.81%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 6.01% for the same period.2,3

Although U.S. stocks rallied early in the year as an economic recovery appeared to gain traction, renewed concerns later in the spring caused the market to give back some of its previous gains.The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a proxy for the stock market in general, the S&P 500 Index is made up of 500 common stocks chosen to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund also may use stock index futures as a substitute for the sale or purchase of securities.

Shifting Sentiment Sparked Market Volatility

Investors had become optimistic by the start of 2011 due to improvements in employment, consumer spending and corporate earnings, sending stock prices broadly higher. However, the market rally was interrupted in February when political unrest in the Middle East led to sharply rising crude oil prices, and again in March when natural and

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

nuclear disasters in Japan disrupted the global industrial supply chain. Nonetheless, investors proved resilient, and the U.S. stock market bounced back from these shocks.

In late April, investor sentiment began to deteriorate in earnest when Greece again appeared headed for default on its sovereign debt, U.S. economic data proved disappointing and the debate regarding U.S. government spending and borrowing intensified. Stocks suffered bouts of heightened volatility as newly risk-averse investors shifted their focus from economically sensitive industry groups to those that historically have held up well under uncertain economic conditions. Although the market rallied over the final two weeks of June when Greece avoided defaulting on its debt, gains were not enough to fully offset earlier market weakness.

Rotation to Defensive Sectors Bolstered Health Care Stocks

The health care sector proved to be the top performing sector within the S&P 500 Index over the first half of 2011 as investors increasingly turned to traditionally defensive investments. Large pharmaceutical companies led the sector’s advance due to increased penetration of emerging markets, efforts to complement sales of pharmaceuticals with consumer products, and strong sales of prescription drugs that balanced weakness in over-the-counter medicines. Managed care providers also fared relatively well as HMOs entered new markets, including Medicare Advantage insurance programs.

Surging oil and natural gas prices supported energy stocks during the reporting period, particularly in the midst of the political uprisings in the oil-rich Middle East. In addition, the catastrophic failure of Japan’s Fukushima nuclear power plant was expected to spark a shift back to fossil fuels, potentially boosting demand for oil and gas.These factors, together with strong ongoing demand from the emerging markets, drove gains in large integrated oil companies.

The information technology sector was propelled higher by growing global demand for technology consulting services as more businesses turned to “cloud computing” for their data management needs. The industrial sector was boosted by rising demand for commercial aircraft to replace aging fleets and brisk sales of smaller planes for private use.

Disappointments during the reporting period included the financial sector, where massive litigation settlements weighed on major U.S. banks. U.S. financial institutions also were hurt by the costs of complying with regulatory reforms, low trading volumes in the capital markets, tepid demand for loans and concerns that problems affecting European banks might spread to their U.S. counterparts. Real estate investment trusts proved to be the bright spot in the financials sector due to waning competitive pressures, low borrowing rates and rising demand for residential rentals.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating the composition of the S&P 500 Index. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

July 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s 500®” and “S&P 500®” are
trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use by the
fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard
& Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.33	$2.60
Ending value (after expenses)	$1,059.50	$1,058.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.30	$2.56
Ending value (after expenses)	$1,023.51	$1,022.27

† Expenses are equal to the fund’s annualized expense ratio of .26% for Initial Shares and .51% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

Common Stocks—98.6%	Shares	Value ($)
Consumer Discretionary—10.6%
Abercrombie & Fitch, Cl. A	13,384	895,657
Amazon.com	52,426 [a]	10,720,593
Apollo Group, Cl. A	18,995 [a]	829,702
AutoNation	9,350 [a,b]	342,303
AutoZone	3,598 [a]	1,060,870
Bed Bath & Beyond	37,230 [a]	2,173,115
Best Buy	47,627 [b]	1,495,964
Big Lots	10,678 [a]	353,976
Cablevision Systems (NY Group), Cl. A	33,288	1,205,358
Carmax	33,007 [a]	1,091,541
Carnival	63,127	2,375,469
CBS, Cl. B	97,553	2,779,285
Chipotle Mexican Grill	4,572 [a]	1,409,045
Coach	43,896	2,806,271
Comcast, Cl. A	408,591	10,353,696
D.R. Horton	42,244	486,651
Darden Restaurants	19,977	994,056
DeVry	9,492	561,262
DIRECTV, Cl. A	113,179 [a]	5,751,757
Discovery Communications, Cl. A	41,791 [a]	1,711,759
Expedia	28,744	833,289
Family Dollar Stores	18,659	980,717
Ford Motor	552,566 [a]	7,619,885
Fortune Brands	22,958	1,464,032
GameStop, Cl. A	19,638 [a,b]	523,745
Gannett	34,794	498,250
Gap	60,167	1,089,023
Genuine Parts	23,597	1,283,677
Goodyear Tire & Rubber	37,005 [a]	620,574
H&R Block	43,977	705,391
Harley-Davidson	34,662	1,420,102
Harman International Industries	10,315	470,055
Hasbro	20,685	908,692
Home Depot	234,650	8,499,023
International Game Technology	45,202	794,651

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Interpublic Group of Cos.	72,851	910,637
J.C. Penney	33,637	1,161,822
Johnson Controls	99,550	4,147,253
Kohl’s	40,643	2,032,556
Leggett & Platt	22,678	552,890
Lennar, Cl. A	21,126 [b]	383,437
Limited Brands	38,538	1,481,786
Lowe’s	192,736	4,492,676
Macy’s	62,221	1,819,342
Marriott International, Cl. A	42,322	1,502,008
Mattel	50,715	1,394,155
McDonald’s	152,592	12,866,557
McGraw-Hill	44,748	1,875,389
Netflix	6,506 [a]	1,709,061
Newell Rubbermaid	42,446	669,798
News, Cl. A	333,212	5,897,852
NIKE, Cl. B	56,606	5,093,408
Nordstrom	24,338	1,142,426
O’Reilly Automotive	20,768 [a]	1,360,512
Omnicom Group	42,198	2,032,256
Polo Ralph Lauren	9,634	1,277,565
Priceline.com	7,288 [a]	3,730,946
Pulte Group	46,025 [a,b]	352,552
Ross Stores	17,460	1,398,895
Scripps Networks Interactive, Cl. A	13,842	676,597
Sears Holdings	6,199 [a,b]	442,857
Stanley Black & Decker	24,785	1,785,759
Staples	106,881	1,688,720
Starbucks	109,470	4,322,970
Starwood Hotels & Resorts Worldwide	27,596	1,546,480
Target	101,518	4,762,209
Tiffany & Co.	19,039	1,494,942
Time Warner	159,421	5,798,142
Time Warner Cable	49,999	3,901,922
TJX	56,956	2,991,899
Urban Outfitters	18,896 [a]	531,922

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
VF	12,586	1,366,336
Viacom, Cl. B	86,969	4,435,419
Walt Disney	277,694	10,841,174
Washington Post, Cl. B	738 [b]	309,185
Whirlpool	10,963	891,511
Wyndham Worldwide	24,988	840,846
Wynn Resorts	11,128	1,597,313
Yum! Brands	69,360	3,831,446
		190,452,864
Consumer Staples—10.5%
Altria Group	305,672	8,072,798
Archer-Daniels-Midland	99,880	3,011,382
Avon Products	63,438	1,776,264
Brown-Forman, Cl. B	14,845	1,108,773
Campbell Soup	26,351 [b]	910,427
Clorox	20,019	1,350,081
Coca-Cola	335,895	22,602,375
Coca-Cola Enterprises	48,415	1,412,750
Colgate-Palmolive	72,080	6,300,513
ConAgra Foods	59,517	1,536,134
Constellation Brands, Cl. A	26,462 [a]	550,939
Costco Wholesale	63,648	5,170,764
CVS Caremark	201,275	7,563,914
Dean Foods	26,917 [a]	330,272
Dr. Pepper Snapple Group	33,679	1,412,160
Estee Lauder, Cl. A	16,685	1,755,095
General Mills	92,506	3,443,073
H.J. Heinz	46,585	2,482,049
Hershey	22,871	1,300,216
Hormel Foods	21,547	642,316
J.M. Smucker	17,109	1,307,812
Kellogg	37,532	2,076,270
Kimberly-Clark	57,923	3,855,355
Kraft Foods, Cl. A	258,181	9,095,717
Kroger	89,555	2,220,964
Lorillard	21,627	2,354,531

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Staples (continued)
McCormick & Co.	19,704	976,727
Mead Johnson Nutrition	29,885	2,018,732
Molson Coors Brewing, Cl. B	22,989	1,028,528
PepsiCo	232,164	16,351,311
Philip Morris International	261,644	17,469,970
Procter & Gamble	410,131	26,072,028
Reynolds American	50,031	1,853,649
Safeway	53,545	1,251,347
Sara Lee	84,358	1,601,958
SUPERVALU	32,703 [b]	307,735
SYSCO	85,272	2,658,781
Tyson Foods, Cl. A	45,986	893,048
Wal-Mart Stores	281,408	14,954,021
Walgreen	134,581	5,714,309
Whole Foods Market	21,638	1,372,931
		188,168,019
Energy—12.5%
Alpha Natural Resources	31,657 [a]	1,438,494
Anadarko Petroleum	73,016	5,604,708
Apache	56,449	6,965,242
Baker Hughes	63,277	4,591,379
Cabot Oil & Gas	15,896	1,054,064
Cameron International	35,587 [a]	1,789,670
Chesapeake Energy	96,022	2,850,893
Chevron	295,422	30,381,198
ConocoPhillips	207,970	15,637,264
Consol Energy	33,538	1,625,922
Denbury Resources	58,305 [a]	1,166,100
Devon Energy	62,263	4,906,947
Diamond Offshore Drilling	10,279 [b]	723,744
El Paso	112,106	2,264,541
EOG Resources	39,691	4,149,694
EQT	22,036	1,157,331
Exxon Mobil	724,528	58,962,089
FMC Technologies	36,277 [a]	1,624,847
Halliburton	134,174	6,842,874

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Helmerich & Payne	15,573	1,029,687
Hess	44,324	3,313,662
Marathon Oil	103,598	5,457,543
Murphy Oil	28,303	1,858,375
Nabors Industries	42,837 [a]	1,055,504
National Oilwell Varco	62,208	4,865,288
Newfield Exploration	19,908 [a]	1,354,142
Noble	37,838	1,491,196
Noble Energy	25,716	2,304,925
Occidental Petroleum	118,886	12,368,899
Peabody Energy	39,672	2,337,078
Pioneer Natural Resources	17,064	1,528,422
QEP Resources	26,556	1,110,837
Range Resources	23,713	1,316,071
Rowan	17,259 [a]	669,822
Schlumberger	199,169	17,208,202
Southwestern Energy	51,176 [a]	2,194,427
Spectra Energy	95,902	2,628,674
Sunoco	17,872	745,441
Tesoro	21,066 [a]	482,622
Valero Energy	83,366	2,131,669
Williams	86,137	2,605,644
		223,795,131
Financial—14.9%
ACE	49,600	3,264,672
Aflac	69,541	3,246,174
Allstate	77,526	2,366,869
American Express	152,793	7,899,398
American International Group	64,224 [a,b]	1,883,048
Ameriprise Financial	36,597	2,110,915
AON	48,519	2,489,025
Apartment Investment & Management, Cl. A	17,004 [c]	434,112
Assurant	14,251	516,884
AvalonBay Communities	12,759 [c]	1,638,256
Bank of America	1,489,028	16,319,747
Bank of New York Mellon	183,210	4,693,840

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
BB&T	101,178	2,715,618
Berkshire Hathaway, Cl. B	254,438 [a]	19,690,957
BlackRock	14,143	2,712,769
Boston Properties	20,933 [c]	2,222,247
Capital One Financial	67,810	3,503,743
CB Richard Ellis Group, Cl. A	42,783 [a]	1,074,281
Charles Schwab	146,483	2,409,645
Chubb	43,823	2,743,758
Cincinnati Financial	24,898 [b]	726,524
Citigroup	429,016	17,864,226
CME Group	9,936	2,897,238
Comerica	25,528	882,503
Discover Financial Services	80,361	2,149,657
E*TRADE Financial	32,672 [a]	450,874
Equity Residential Properties Trust	43,574 [c]	2,614,440
Federated Investors, Cl. B	13,402 [b]	319,504
Fifth Third Bancorp	135,770	1,731,067
First Horizon National	35,950	342,963
Franklin Resources	21,565	2,831,269
Genworth Financial, Cl. A	71,145 [a]	731,371
Goldman Sachs Group	76,613	10,196,424
Hartford Financial Services Group	65,099	1,716,661
HCP	59,109 [a,c]	2,168,709
Health Care REIT	25,151 [c]	1,318,667
Host Hotels & Resorts	98,168 [a,c]	1,663,948
Hudson City Bancorp	77,806	637,231
Huntington Bancshares	127,785	838,270
IntercontinentalExchange	10,821 [a]	1,349,487
Invesco	68,015	1,591,551
Janus Capital Group	23,766	224,351
JPMorgan Chase & Co.	583,254	23,878,419
KeyCorp	129,458	1,078,385
Kimco Realty	59,983 [c]	1,118,083
Legg Mason	21,950	719,082
Leucadia National	29,322	999,880
Lincoln National	44,905	1,279,343

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Loews	47,098	1,982,355
M&T Bank	17,597	1,547,656
Marsh & McLennan	80,663	2,515,879
Marshall & Ilsley	76,202	607,330
MetLife	154,029	6,757,252
Moody’s	28,954	1,110,386
Morgan Stanley	225,386	5,186,132
Nasdaq OMX Group	20,564 [a]	520,269
Northern Trust	35,872	1,648,677
NYSE Euronext	38,471	1,318,401
People’s United Financial	52,780	709,363
Plum Creek Timber	24,875 [b,c]	1,008,432
PNC Financial Services Group	77,452	4,616,914
Principal Financial Group	47,619	1,448,570
Progressive	96,434	2,061,759
ProLogis	59,986 [c]	2,149,898
Prudential Financial	71,643	4,555,778
Public Storage	20,719 [c]	2,362,173
Regions Financial	185,565	1,150,503
Simon Property Group	43,294 [c]	5,032,062
SLM	78,070	1,312,357
State Street	73,539	3,315,874
SunTrust Banks	78,412	2,023,030
T. Rowe Price Group	37,994	2,292,558
Torchmark	12,166	780,327
Travelers	62,741	3,662,820
U.S. Bancorp	280,622	7,158,667
Unum Group	46,024	1,172,692
Ventas	23,130 [c]	1,219,182
Vornado Realty Trust	23,985 [c]	2,234,922
Wells Fargo & Co.	777,034	21,803,574
Weyerhaeuser	79,628 [c]	1,740,668
XL Group	46,261	1,016,817
Zions Bancorporation	26,084 [b]	626,277
		266,905,639

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care—11.6%
Abbott Laboratories	228,313	12,013,830
Aetna	57,091	2,517,142
Agilent Technologies	50,980 [a]	2,605,588
Allergan	44,829	3,732,014
AmerisourceBergen	40,712	1,685,477
Amgen	136,224 [a]	7,948,670
Baxter International	85,093	5,079,201
Becton Dickinson & Co.	32,830	2,828,961
Biogen Idec	35,022 [a]	3,744,552
Boston Scientific	224,005 [a]	1,547,875
Bristol-Myers Squibb	250,314	7,249,093
C.R. Bard	12,670	1,391,926
Cardinal Health	51,135	2,322,552
CareFusion	32,559 [a]	884,628
Celgene	68,212 [a]	4,114,548
Cephalon	11,292 [a]	902,231
Cerner	21,256 [a,b]	1,298,954
CIGNA	40,365	2,075,972
Coventry Health Care	22,723 [a]	828,708
Covidien	72,472	3,857,685
DaVita	14,265 [a]	1,235,492
Dentsply International	20,449	778,698
Edwards Lifesciences	17,005 [a]	1,482,496
Eli Lilly & Co.	149,211	5,599,889
Express Scripts	78,047 [a]	4,212,977
Forest Laboratories	42,263 [a]	1,662,626
Gilead Sciences	115,913 [a]	4,799,957
Hospira	24,318 [a]	1,377,858
Humana	25,121	2,023,245
Intuitive Surgical	5,623 [a]	2,092,375
Johnson & Johnson	402,793	26,793,790
Laboratory Corp. of America Holdings	14,859 [a]	1,438,203
Life Technologies	26,209 [a]	1,364,703
McKesson	37,494	3,136,373
Medco Health Solutions	60,069 [a]	3,395,100
Medtronic	157,197	6,056,800

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Merck & Co.	453,570	16,006,485
Mylan	64,313 [a]	1,586,602
Patterson	13,932	458,223
PerkinElmer	15,624	420,442
Pfizer	1,162,636	23,950,302
Quest Diagnostics	22,226	1,313,557
St. Jude Medical	48,345	2,305,090
Stryker	48,878	2,868,650
Tenet Healthcare	71,969 [a]	449,087
Thermo Fisher Scientific	57,261 [a]	3,687,036
UnitedHealth Group	160,850	8,296,643
Varian Medical Systems	17,188 [a]	1,203,504
Waters	13,261 [a]	1,269,608
Watson Pharmaceuticals	18,381 [a]	1,263,326
WellPoint	54,692	4,308,089
Zimmer Holdings	28,541 [a]	1,803,791
		207,270,624
Industrial—11.0%
3M	104,040	9,868,194
Avery Dennison	16,213	626,308
Boeing	107,566	7,952,354
C.H. Robinson Worldwide	23,994	1,891,687
Caterpillar	94,007	10,007,985
Cintas	17,679	583,937
CSX	161,802	4,242,448
Cummins	29,290	3,031,222
Danaher	79,113	4,192,198
Deere & Co.	61,877	5,101,759
Dover	27,534	1,866,805
Dun & Bradstreet	7,740	584,680
Eaton	50,466	2,596,476
Emerson Electric	111,034	6,245,662
Equifax	17,609	611,384
Expeditors International of Washington	31,396	1,607,161
Fastenal	43,573 [b]	1,568,192
FedEx	46,484	4,409,007

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Flowserve	8,254	907,032
Fluor	26,479	1,712,132
General Dynamics	55,303	4,121,180
General Electric	1,555,042	29,328,092
Goodrich	18,304	1,748,032
Honeywell International	115,288	6,870,012
Illinois Tool Works	72,576	4,099,818
Ingersoll-Rand	47,500	2,156,975
Iron Mountain	29,666 [b]	1,011,314
ITT	26,992	1,590,639
Jacobs Engineering Group	18,705 [a]	808,991
Joy Global	15,262	1,453,553
L-3 Communications Holdings	15,219	1,330,902
Lockheed Martin	42,589	3,448,431
Masco	55,346	665,812
Norfolk Southern	52,868	3,961,399
Northrop Grumman	42,276	2,931,841
Paccar	53,974	2,757,532
Pall	17,328	974,353
Parker Hannifin	23,766	2,132,761
Pitney Bowes	28,715 [b]	660,158
Precision Castparts	21,269	3,501,941
Quanta Services	29,542 [a]	596,748
R.R. Donnelley & Sons	30,176	591,751
Raytheon	52,173	2,600,824
Republic Services	45,342	1,398,801
Robert Half International	22,437	606,472
Rockwell Automation	20,962	1,818,663
Rockwell Collins	23,369	1,441,634
Roper Industries	13,383	1,114,804
Ryder System	7,189	408,695
Snap-On	8,767	547,762
Southwest Airlines	112,289	1,282,340
Stericycle	12,447 [a]	1,109,277
Textron	40,899	965,625
Tyco International	70,400	3,479,872

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Union Pacific	71,702	7,485,689
United Parcel Service, Cl. B	145,273	10,594,760
United Technologies	135,483	11,991,600
W.W. Grainger	8,599	1,321,236
Waste Management	69,622	2,594,812
		197,111,724
Information Technology—17.6%
Adobe Systems	75,357 [a]	2,369,978
Advanced Micro Devices	85,441 [a]	597,233
Akamai Technologies	27,733 [a]	872,758
Altera	46,054	2,134,603
Amphenol, Cl. A	25,281	1,364,921
Analog Devices	43,015	1,683,607
Apple	135,871 [a]	45,607,819
Applied Materials	193,312	2,514,989
Autodesk	34,405 [a]	1,328,033
Automatic Data Processing	72,781	3,834,103
BMC Software	25,687 [a]	1,405,079
Broadcom, Cl. A	70,483 [a]	2,371,048
CA	55,637	1,270,749
Cisco Systems	808,638	12,622,839
Citrix Systems	26,985 [a]	2,158,800
Cognizant Technology Solutions, Cl. A	44,823 [a]	3,287,319
Computer Sciences	22,493	853,834
Compuware	34,477 [a]	336,496
Corning	231,395	4,199,819
Dell	244,422 [a]	4,074,515
eBay	167,883 [a]	5,417,584
Electronic Arts	48,639 [a]	1,147,880
EMC	304,656 [a]	8,393,273
F5 Networks	11,968 [a]	1,319,472
Fidelity National Information Services	39,030	1,201,734
First Solar	7,963 [a,b]	1,053,266
Fiserv	21,702 [a]	1,359,196
FLIR Systems	23,354	787,263
Google, Cl. A	36,933 [a]	18,702,133

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Harris	19,349	871,866
Hewlett-Packard	306,277	11,148,483
Intel	781,944	17,327,879
International Business Machines	178,597	30,638,315
Intuit	40,431 [a]	2,096,752
Jabil Circuit	27,905	563,681
JDS Uniphase	32,611 [a]	543,299
Juniper Networks	77,906 [a]	2,454,039
KLA-Tencor	25,253	1,022,241
Lexmark International, Cl. A	12,216 [a]	357,440
Linear Technology	33,959	1,121,326
LSI	88,148 [a]	627,614
MasterCard, Cl. A	13,893	4,186,517
MEMC Electronic Materials	34,714 [a]	296,110
Microchip Technology	27,104 [b]	1,027,513
Micron Technology	125,525 [a]	938,927
Microsoft	1,090,284	28,347,384
Molex	19,798 [b]	510,194
Monster Worldwide	18,949 [a]	277,792
Motorola Mobility Holdings	42,601 [a]	938,926
Motorola Solutions	48,686 [a]	2,241,503
National Semiconductor	34,176	841,071
NetApp	54,537 [a]	2,878,463
Novellus Systems	12,764 [a]	461,291
NVIDIA	86,106 [a]	1,372,099
Oracle	572,586	18,843,805
Paychex	47,633	1,463,286
QUALCOMM	244,979	13,912,357
Red Hat	27,739 [a]	1,273,220
SAIC	42,761 [a]	719,240
Salesforce.com	17,273 [a]	2,573,332
SanDisk	34,394 [a]	1,427,351
Symantec	111,564 [a]	2,200,042
Tellabs	61,602	283,985
Teradata	25,394 [a]	1,528,719
Teradyne	25,613 [a]	379,072

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Texas Instruments	171,001	5,613,963
Total System Services	24,617	457,384
VeriSign	25,078	839,110
Visa, Cl. A	71,209	6,000,070
Western Digital	33,221 [a]	1,208,580
Western Union	96,030	1,923,481
Xerox	201,804	2,100,780
Xilinx	38,307	1,397,056
Yahoo!	193,033 [a]	2,903,216
		314,409,117
Materials—3.6%
Air Products & Chemicals	31,178	2,979,993
Airgas	11,041	773,312
AK Steel Holding	17,376	273,846
Alcoa	157,527	2,498,378
Allegheny Technologies	14,494	919,934
Ball	25,175	968,230
Bemis	14,975	505,855
CF Industries Holdings	10,193	1,444,042
Cliffs Natural Resources	21,113	1,951,897
Dow Chemical	171,508	6,174,288
E.I. du Pont de Nemours & Co.	136,355	7,369,988
Eastman Chemical	10,679	1,090,006
Ecolab	34,514	1,945,899
FMC	10,651	916,199
Freeport-McMoRan Copper & Gold	138,188	7,310,145
International Flavors & Fragrances	12,049	774,028
International Paper	63,919	1,906,065
MeadWestvaco	23,854	794,577
Monsanto	78,277	5,678,214
Newmont Mining	72,918	3,935,384
Nucor	46,774	1,928,024
Owens-Illinois	23,123 [a]	596,805
PPG Industries	23,227	2,108,779
Praxair	44,543	4,828,016
Sealed Air	24,225	576,313

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
Sherwin-Williams	13,280	1,113,794
Sigma-Aldrich	18,017	1,322,087
Titanium Metals	13,042	238,929
United States Steel	21,846 [b]	1,005,790
Vulcan Materials	18,516 [b]	713,421
		64,642,238
Telecommunication Services—3.0%
American Tower, Cl. A	58,511 [a]	3,061,881
AT&T	870,232	27,333,987
CenturyLink	86,737	3,506,777
Frontier Communications	148,983 [b]	1,202,293
Metropcs Communications	38,781 [a]	667,421
Sprint Nextel	435,160 [a]	2,345,512
Verizon Communications	413,792	15,405,476
Windstream	74,706 [b]	968,190
		54,491,537
Utilities—3.3%
AES	98,987 [a]	1,261,094
Ameren	34,625	998,585
American Electric Power	70,511	2,656,854
CenterPoint Energy	59,792	1,156,975
CMS Energy	34,329	675,938
Consolidated Edison	43,283	2,304,387
Constellation Energy Group	29,701	1,127,450
Dominion Resources	85,971	4,149,820
DTE Energy	24,927	1,246,849
Duke Energy	197,066	3,710,753
Edison International	48,367	1,874,221
Entergy	26,806	1,830,314
Exelon	97,323	4,169,317
FirstEnergy	60,685	2,679,243
Integrys Energy Group	11,732	608,187

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
NextEra Energy	62,415	3,586,366
Nicor	6,905	377,980
NiSource	42,092	852,363
Northeast Utilities	26,465	930,774
NRG Energy	37,945 [a]	932,688
ONEOK	15,358	1,136,646
Pepco Holdings	32,952	646,848
PG&E	57,746	2,427,064
Pinnacle West Capital	15,309	682,475
PPL	83,623	2,327,228
Progress Energy	43,250	2,076,433
Public Service Enterprise Group	75,260	2,456,486
SCANA	16,125	634,841
Sempra Energy	35,116	1,856,934
Southern	123,923	5,004,011
TECO Energy	32,626	616,305
Wisconsin Energy	33,389	1,046,745
Xcel Energy	71,546	1,738,568
		59,780,742
Total Common Stocks
(cost $1,241,264,883)		1,767,027,635
	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.10%, 9/22/11
(cost $1,784,826)	1,785,000 [d]	1,784,938

Other Investment—1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $19,874,000)	19,874,000 [e]	19,874,000

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $18,921,775)	18,921,775 [e]	18,921,775
Total Investments (cost $1,281,845,484)	100.9%	1,807,608,348
Liabilities, Less Cash and Receivables	(.9%)	(16,825,846)
Net Assets	100.0%	1,790,782,502

REIT—Real Estate Investment Trust

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2011, the value of the fund’s securities on loan was $18,387,533 and the value of the collateral held by the fund was $18,921,775.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	17.6	Materials	3.6
Financial	14.9	Utilities	3.3
Energy	12.5	Telecommunication Services	3.0
Health Care	11.6	Short-Term/
Industrial	11.0	Money Market Investments	2.3
Consumer Discretionary	10.6
Consumer Staples	10.5		100.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
June 30, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2011 ($)
Financial Futures Long
Standard & Poor’s 500 E-Mini	372	24,468,300	September 2011	751,117

See notes to financial statements.

The Fund	23

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $18,387,533)—Note 1(b):
Unaffiliated issuers	1,243,049,709	1,768,812,573
Affiliated issuers	38,795,775	38,795,775
Cash		853,737
Dividends and interest receivable		2,263,984
Receivable for investment securities sold		248,852
Receivable for futures variation margin—Note 4		209,507
Prepaid expenses and other assets		76,364
		1,811,260,792
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		393,008
Liability for securities on loan—Note 1(b)		18,921,775
Payable for shares of Common Stock redeemed		929,556
Interest payable—Note 2		968
Accrued expenses		232,983
		20,478,290
Net Assets ($)		1,790,782,502
Composition of Net Assets ($):
Paid-in capital		1,267,656,193
Accumulated undistributed investment income—net		861,756
Accumulated net realized gain (loss) on investments		(4,249,428)
Accumulated net unrealized appreciation (depreciation)
on investments (including $751,117 net unrealized
appreciation on financial futures)		526,513,981
Net Assets ($)		1,790,782,502

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	1,617,093,789	173,688,713
Shares Outstanding	52,220,103	5,603,053
Net Asset Value Per Share ($)	30.97	31.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Dividends;
Unaffiliated issuers	17,817,328
Affiliated issuers	16,085
Income from securities lending—Note 1(b)	63,733
Interest	852
Total Income	17,897,998
Expenses:
Management fee—Note 3(a)	2,222,905
Distribution fees—Note 3(b)	216,235
Directors’ fees and expenses—Note 3(d)	47,575
Professional fees	42,354
Prospectus and shareholders’ reports	36,869
Shareholder servicing costs—Note 3(c)	16,549
Loan commitment fees—Note 2	11,866
Interest expense—Note 2	968
Miscellaneous	22,831
Total Expenses	2,618,152
Less—reduction in fees due to earnings credits—Note 3 (c)	(5)
Net Expenses	2,618,147
Investment Income—Net	15,279,851
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	48,566,778
Net realized gain (loss) on financial futures	1,963,248
Net Realized Gain (Loss)	50,530,026
Net unrealized appreciation (depreciation) on investments	38,373,258
Net unrealized appreciation (depreciation) on financial futures	473,208
Net Unrealized Appreciation (Depreciation)	38,846,466
Net Realized and Unrealized Gain (Loss) on Investments	89,376,492
Net Increase in Net Assets Resulting from Operations	104,656,343

See notes to financial statements.

The Fund	25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	15,279,851	29,904,478
Net realized gain (loss) on investments	50,530,026	79,645,981
Net unrealized appreciation
(depreciation) on investments	38,846,466	127,503,542
Net Increase (Decrease) in Net Assets
Resulting from Operations	104,656,343	237,054,001
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(14,010,421)	(28,030,229)
Service Shares	(1,278,375)	(2,405,412)
Net realized gain on investments:
Initial Shares	(10,509,094)	—
Service Shares	(1,112,437)	—
Total Dividends	(26,910,327)	(30,435,641)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	70,476,571	117,708,374
Service Shares	11,956,516	21,604,639
Dividends reinvested:
Initial Shares	24,519,515	28,030,229
Service Shares	2,390,812	2,405,412
Cost of shares redeemed:
Initial Shares	(183,540,139)	(291,019,364)
Service Shares	(16,644,219)	(25,004,310)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(90,840,944)	(146,275,020)
Total Increase (Decrease) in Net Assets	(13,094,928)	60,343,340
Net Assets ($):
Beginning of Period	1,803,877,430	1,743,534,090
End of Period	1,790,782,502	1,803,877,430
Undistributed investment income—net	861,756	870,701

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Initial Shares
Shares sold	2,279,569	4,297,365
Shares issued for dividends reinvested	789,545	1,032,652
Shares redeemed	(5,953,416)	(10,780,561)
Net Increase (Decrease) in Shares Outstanding	(2,884,302)	(5,450,544)
Service Shares
Shares sold	385,180	809,525
Shares issued for dividends reinvested	76,907	88,328
Shares redeemed	(541,313)	(925,125)
Net Increase (Decrease) in Shares Outstanding	(79,226)	(27,272)

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Initial Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	29.67	26.31	22.98	37.40	36.15	31.82
Investment Operations:
Investment income—net[a]	.26	.48	.48	.64	.64	.56
Net realized and
unrealized gain
(loss) on investments	1.51	3.37	4.85	(14.40)	1.26	4.33
Total from
Investment Operations	1.77	3.85	5.33	(13.76)	1.90	4.89
Distributions:
Dividends from
investment income—net	(.27)	(.49)	(.48)	(.66)	(.65)	(.56)
Dividends from net realized
gain on investments	(.20)	—	(1.52)	—	—	—
Total Distributions	(.47)	(.49)	(2.00)	(.66)	(.65)	(.56)
Net asset value,
end of period	30.97	29.67	26.31	22.98	37.40	36.15
Total Return (%)	5.95[b]	14.84	26.33	(37.14)	5.26	15.50
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.26[c]	.27	.29	.28	.27	.27
Ratio of net expenses
to average net assets	.26[c]	.27	.29	.28	.27	.27
Ratio of net investment
income to average
net assets	1.71[c]	1.78	2.12	2.04	1.70	1.67
Portfolio Turnover Rate	1.50[b]	4.46	5.42	4.69	4.54	4.91
Net Assets,
end of period
($ x 1,000)	1,617,094	1,635,095	1,593,165	1,464,344	2,702,209	3,594,085

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

Six Months Ended
	June 30, 2011		Year Ended December 31,
Service Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	29.70	26.34	23.00	37.41	36.16	31.82
Investment Operations:
Investment income—net[a]	.22	.41	.43	.57	.55	.47
Net realized and unrealized
gain (loss) on investments	1.51	3.38	4.85	(14.42)	1.26	4.35
Total from
Investment Operations	1.73	3.79	5.28	(13.85)	1.81	4.82
Distributions:
Dividends from
investment income—net	(.23)	(.43)	(.42)	(.56)	(.56)	(.48)
Dividends from net realized
gain on investments	(.20)	—	(1.52)	—	—	—
Total Distributions	(.43)	(.43)	(1.94)	(.56)	(.56)	(.48)
Net asset value, end of period	31.00	29.70	26.34	23.00	37.41	36.16
Total Return (%)	5.81[b]	14.54	26.05	(37.32)	4.99	15.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51[c]	.52	.54	.53	.52	.52
Ratio of net expenses
to average net assets	.51[c]	.52	.54	.53	.52	.52
Ratio of net investment income
to average net assets	1.46[c]	1.54	1.86	1.72	1.45	1.43
Portfolio Turnover Rate	1.50[b]	4.46	5.42	4.69	4.54	4.91
Net Assets, end of period
($ x 1,000)	173,689	168,782	150,369	124,614	532,711	590,965

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.The fund’s investment objective is to match the total return of the Standard and Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan, shareholder services plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for

SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	1,767,027,635	—	—	1,767,027,635
Mutual Funds	38,795,775	—	—	38,795,775
U.S. Treasury	—	1,784,938	—	1,784,938
Other Financial
Instruments:
Futures††	751,117	—	—	751,117

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following infor-

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

mation for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011, The Bank of NewYork Mellon earned $27,314 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value		Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($) 6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	39,713,000	96,137,000	115,976,000 19,874,000	1.1
Dreyfus
Institutional
Cash
Advantage
Fund†	25,092,075	60,373,287	66,543,587 18,921,775	1.1
Total	64,805,075	156,510,287	182,519,587 38,795,775	2.2

†	On June 7, 2011, Dreyfus Institutional Cash Advantage Plus Fund was acquired by the
Dreyfus Institutional Cash Advantage Fund, resulting in transfer of shares.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $30,435,641.The tax character of the current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2011 was approximately $143,600, with a related weighted average annualized interest rate of 1.36%.

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .07% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2011, Service shares were charged $216,235 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2011, Initial shares were charged $7,960 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$602 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $100 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $5.

Dreyfus has agreed to bear the cost of custody fees.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $352,617, Rule 12b-1 distribution plan fees $34,932, shareholder services plan fees $3,000, chief compliance officer fees $2,259 and transfer agency per account fees $200.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2011, amounted to $27,256,306 and $104,784,283, respectively.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at June 30, 2011 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2011:

Average Market Value ($)
Equity futures contracts	23,898,901

At June 30, 2011, accumulated net unrealized appreciation on investments was $525,762,864, consisting of $710,259,593 gross unrealized appreciation and $184,496,729 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Pending Legal Matters:

The fund and more than two hundred other entities have been named as defendants in two pending litigations (Deutsche Bank Trust Co., Americas et al. v.Adaly Opportunity Fund TD Secs. Inc. et al., No. 11-cv-04784, filed July 12, 2011 in the United States District Court for the Southern District of NewYork, and Niese et al. v.AllianceBernstein L.P. et al., No. 11-cv-04538, filed July 1, 2011 in the United States District Court for the Southern District of New York) against shareholders of the Tribune Company who received payment for their shares in June or December 2007, as part of a leveraged buyout of the company (the “LBO”). Approximately one year after the LBO was concluded, the Tribune Company filed for bankruptcy. Thereafter, in approximately June 2011, certain Tribune Company creditors filed dozens of complaints in various courts throughout the country, including complaints in the two actions referred to above, alleging that the payments made to shareholders in the LBO were “fraudulent conveyances,” and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims.

In addition, there is a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company (The Official Committee of Unsecured Creditors of Tribune Co. v. Fitzsimons et al., Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC), filed Nov. 1, 2010). In this case, the Creditors Committee seeks recovery for alleged “fraudulent conveyances” from approximately 27,000 Tribune shareholders, including the fund, in an Amended Complaint filed in December 2010.

At this early stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss or range of loss that may result.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 1, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians, including several periods in the first quartile. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	45

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 12, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 12, 2011

By: /s/James Windels
James Windels, Treasurer
Date:	August 12, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)